FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2019
FAIR VALUE MEASUREMENTS [Abstract]
Fair Values of Assets and Liabilities
Assets and liabilities measured at fair value on a recurring basis are summarized below:

	Fair value measurement at December 31, 2018
	Quoted prices in active markets for identical assets (Level 1) $	Significant other observable inputs (Level 2) $	Unobservable inputs (Level 3) $	Total $

Cash equivalents	10,137	–	–	10,137
Money market funds	304,335	–	–	304,335
Short-term investments	690	–	–	690
Available-for-sale investments – non-current	–	–	70,374	70,374
2017 Convertible Notes	–	–	(636,716)	(636,716)
Share appreciation rights	(106)	–	–	(106)
	315,056	–	(566,342)	(251,286)

	Fair value measurement at December 31, 2019
	Quoted prices in active markets for identical assets (Level 1) $	Significant other observable inputs (Level 2) $	Unobservable inputs (Level 3) $	Total $

Cash equivalents	55,723	–	–	55,723
Money market funds	537,615	–	–	537,615
Short-term investments	30,324	–	72,000	102,324
Time deposits – non-current	216	–	–	216
Available-for-sale investments – non-current	–	–	56,418	56,418
2017 Convertible Notes	–	–	(29,481)	(29,481)
Share appreciation rights	(1,500)	–	–	(1,500)
	622,378	–	98,937	721,315

Level 3 Instruments Measured at Fair Value on a Recurring Basis
Level 3 instruments measured at fair value on a recurring basis $
Assets:
Available-for-sale investments

Current:
Balance at January 1, 2017 and January 1, 2018	–
Investment during 2019	72,000
Balance at December 31, 2019	72,000

Non-current:
Balance at January 1, 2017	2,388
Investment during 2017	18,000
Impairment loss	(1,147)
Exchange differences	8
Balance at December 31, 2017	19,249
Investment during 2018	33,000
Impairment loss	(144)
Unrealized fair value gain included in other comprehensive loss	18,269
Balance at December 31, 2018	70,374
Impairment loss	(1,087)
Unrealized fair value loss included in other comprehensive loss	(12,869)
Balance at December 31, 2019	56,418

Liabilities:

Convertible notes
Balance at January 1, 2017	–
Convertible notes issued during the year	(675,000)
Fair value loss	(51,950)
Balance at December 31, 2017	(726,950)
Fair value gain	41,259
Conversion into Class A ordinary shares (Note 13(a))	48,975
Balance at December 31, 2018	(636,716)
Fair value loss	(472,877)
Conversion into Class A ordinary shares (Note 13(a))	1,080,112
Balance at December 31, 2019	(29,481)